Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Cash on hand	$4,090	$168
Deposits with banks	45,461,872	6,717,619
Cash and cash equivalents	$45,465,962	$6,717,787